Ordinary shares, share premium, and other equity - Called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 70,041	£ 66,882	£ 65,660
Issued to staff under share incentive plans		546	295	346
Repurchase of shares		(1,508)	(1,200)
Other movements		(13)	(14)	5
Ending balance, equity		69,260	70,041	66,882
Total share capital and share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[1]	4,536	4,637	4,594
Issued to staff under share incentive plans	[1]	70	60	43
AT1 securities issuance		0	0
AT1 securities redemption		0	0
Repurchase of shares	[1]	(233)	(161)
Other movements		0	0
Ending balance, equity	[1]	4,373	4,536	4,637
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[1]	12,259	11,172	10,871
Issued to staff under share incentive plans		0	0
AT1 securities issuance		3,158	1,078
AT1 securities redemption		(2,126)	0
Repurchase of shares		0	0
Other movements	[1]	(7)	9	(10)
Ending balance, equity	[1]	£ 13,284	£ 12,259	£ 11,172
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		16,752	17,359
Issued to staff under share incentive plans (in shares)		50	37
Repurchase of shares (in shares)		(931)	(644)
Ending balance (in shares)		15,871	16,752	17,359
Ordinary shares | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 4,188	£ 4,340
Issued to staff under share incentive plans		13	9
AT1 securities issuance		0	0
AT1 securities redemption		0	0
Repurchase of shares		(233)	(161)
Other movements		0	0
Ending balance, equity		3,968	4,188	£ 4,340
Ordinary shares | Ordinary share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		348	297
Issued to staff under share incentive plans		57	51
AT1 securities issuance		0	0
AT1 securities redemption		0	0
Repurchase of shares		0	0
Other movements		0	0
Ending balance, equity		£ 405	£ 348	£ 297

[1]	For further details refer to Note 28.